Dividends	12 Months Ended
Dec. 31, 2018
Interim Financial Reporting [Abstract]
Dividends
Dividends
The quarterly dividend paid on 29 March 2019 in respect of the fourth quarter 2018 was 10.25 cents per ordinary share ($0.615 per American Depositary Share (ADS)). The corresponding amount in sterling was announced on 18 March 2019. A scrip dividend alternative is available, allowing shareholders to elect to receive their dividend in the form of new ordinary shares and ADS holders in the form of new ADSs.

	Pence per share			Cents per share					$ million
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Dividends announced and paid in cash
Preference shares							1	1	1
Ordinary shares
March	7.1691	8.1587	7.0125	10.00	10.00	10.00	1,828	1,303	1,099
June	7.4435	7.7563	6.9167	10.00	10.00	10.00	1,727	1,546	1,168
September	7.9296	7.6213	7.5578	10.25	10.00	10.00	1,409	1,676	1,161
December	8.0251	7.4435	7.9313	10.25	10.00	10.00	1,734	1,627	1,182
	30.5673	30.9798	29.4183	40.50	40.00	40.00	6,699	6,153	4,611
Dividend announced, paid in March 2019				10.25			1,435

The details of the scrip dividends issued are shown in the table below.

	2018	2017	2016
Number of shares issued (thousand)	195,305	289,789	548,005
Value of shares issued ($ million)	1,381	1,714	2,858

The financial statements for the year ended 31 December 2018 do not reflect the dividend announced on 5 February 2019 and paid in March 2019; this will be treated as an appropriation of profit in the year ending 31 December 2019.